COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) item	Nov. 30, 2015	May 28, 2014 USD ($)	Nov. 30, 2012 USD ($)
Business Acquisition [Line Items]
Number of additional lease periods | item	2
Number of periods in additional lease	24 months
Lease expiration date	Jan. 31, 2025
Sweet Im Ltd [Member]
Business Acquisition [Line Items]
Percentage of shares acquired				100.00%
Maximum subsequent consideration due for acquisition				$ 7,500
Estimated contingent payment			$ 2,500
Liability to be maintained	$ 500
Undertone [Member]
Business Acquisition [Line Items]
Percentage of shares acquired		100.00%